Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of significant accounting policies
Schedule of exchange rates per £1.00

The most important exchange rates per £1.00 that have been used in preparing the financial statements are:

	Closing rate			Average rate
	2025	2024	2023	2025	2024	2023
Euro	1.1667	1.1799	1.1652	1.1908	1.1652	1.1524
US Dollar	1.3709	1.2643	1.2716	1.2972	1.2605	1.2081